Related Party Transactions - Schedule of key management compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 1,458	$ 1,153
Share-based payment	177	386
Post-employment benefits	5	5
Total key management compensation	$ 1,640	$ 1,544